OPERATING COSTS - Schedule of Operating Costs (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
OPERATING COSTS
Rental	¥ 277,652,599	$ 39,106,551	¥ 317,562,563	¥ 373,927,843
Utilities	42,865,151	6,037,430	44,864,225	49,096,488
Personnel cost	145,561,157	20,501,860	167,637,463	214,561,372
Depreciation and amortization expense	92,987,860	13,097,066	104,582,040	99,017,155
Consumable, food and beverage	54,360,427	7,656,506	32,443,116	84,387,597
Costs of hotel manager of franchised-and-managed hotels	114,328,002	16,102,762	107,852,170	114,779,305
Material cost	171,832,538	24,202,107	226,713,708	299,678,656
Other costs of franchised-and-managed hotels	17,518,603	2,467,444	14,340,427	26,123,578
Others	30,332,477	4,272,240	50,517,239	50,944,304
Total	¥ 947,438,814	$ 133,443,966	¥ 1,066,512,951	¥ 1,312,516,298